Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Details) - Pro-Forma Operating Income (Loss) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended
	Jun. 30, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jun. 30, 2013 Pro Forma [Member]	Jun. 30, 2012 Pro Forma [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenues	$ 15,050,027	$ 18,880,981	$ 42,528,391	$ 40,826,490	$ 39,710,521	$ 32,920,646	$ 32,465,262
Cost of Revenues			18,441,521	17,195,168	15,978,531	17,228,975	15,303,041
Gross Profit			24,086,870	23,631,322	23,731,990	15,691,671	17,162,221
Operating Expenses			18,669,163	17,578,887	20,710,264	25,041,396	19,080,510
Operating Income (Loss)			$ 5,417,707	$ 6,052,435	$ 3,021,726	$ (9,349,725)	$ (1,918,289)